Form 13F Cover Page

Filing for Quarter-Ending: March 31, 2012

Check here if Amendment: ( )
      Amendment Number:
      This Amendment: ( ) is a reinstatement
                      ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Croft-Leominster, Inc.
Address:    300 Water Street, 4th floor
            Baltimore, MD 21202

Form 13-F File Number: 28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

Baltimore, Maryland             May 15, 2012
Signature City, State Date

Report Type (Check only one):

(X) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.

( ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        none
                                          -----------
Form 13F Information Table Entry Total:   175
                                          -----------
Form 13F Information Table Value Total:   $710.33
                                          -----------
                                          (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:               SOLE
ITEM 7: Voting Authority:                    NONE

SECURITY NAME                           TITLE of CLASS     CUSIP     MARKET VALUE       QUANITY
-------------                           --------------     -----     ------------       -------
 ABB Ltd                                SPONSORED ADR    000375204    $  7.5571       370,263
 Acuity Brands Inc                           COM         00508y102    $  0.3807         6,060
 Adtran Inc                                  COM         00738a106    $  5.1455       164,974
 Advanced Auto Parts Inc                     COM         00751Y106    $  4.5685        51,581
 Albemarle Corp                              COM         012653101    $  7.6680       119,963
 Allied Nevada Gold Corp                     COM         019344100    $  9.6437       296,456
 Allstate Corp                               COM         020002101    $ 10.4941       318,777
 Altera Corp                                 COM         021441100    $  7.9781       200,354
 Ameren Corporation                           COM        023608102    $  0.2810         8,626
 Apple Inc                                   COM         037833100    $  7.7558        12,936
 Applied Materials Inc                       COM         038222105    $  2.5122       201,863
 Arbitron Inc                                COM         03875Q108    $  5.7369       155,136
 Asia Tigers Fund Inc                         COM        04516T105    $  0.1626        11,994
 AUTHENTEC INC                               COM         052660107    $  0.1378        43,600
 Avanir Pharmaceuticals Inc                CL A NEW      05348P401    $  0.2196        64,200
 Baxter Intl Inc                             COM         071813109    $  5.0386        84,286
 Berkshire Hathaway - CL A                   CL A        084670108    $  0.7314             6
 Berkshire Hathaway Inc Del                CL B NEW      084670702    $  3.0223        37,243
 BROOKFIELD RESIDENTIAL PPTYS                COM         11283w104    $  0.2867        27,100
 Caterpillar Inc                              COM        149123101    $ 10.4385        97,996
 CENTURYLINK INC                             COM         156700106    $  6.0695       157,037
 Cepheid                                     COM         15670R107    $  0.3786         9,050
 CERNER CORP                                 COM         156782104    $  0.2201         2,890
 Chevron Corp New                            COM         166764100    $  0.4214         3,931
 CIENA CORP                                COM NEW       171779309    $  0.3272        20,210
 CITIGROUP INC                             COM NEW       172967424    $ 10.5214       287,864
 Clean Energy Fuels Corp                     COM         184499101    $  0.2543        11,950
 Cloud Peak Energy Inc                       COM         18911q102    $  3.0742       192,982
 COBALT INTL ENERGY INC                      COM         19075f106    $  3.3483       111,500
 COLONY FINL INC                             COM         19624r106    $  0.2490        15,200
 CONCEPTUS INC                               COM         206016107    $  0.3322        23,100
 Connecticut Wtr Svc Inc                     COM         207797101    $  0.4879        17,245
 Corning Inc                                 COM         219350105    $  3.9726       282,148
 Covance Inc.                                 COM        222816100    $  0.2005         4,210
 DTS Inc                                     COM         23335C101    $  4.4445       147,070
 DANA HLDG CORP                              COM         235825205    $  5.1526       332,424
 Deere & Co                                  COM         244199105    $ 10.4666       129,377
 DIGIMARC CORP NEW                           COM         25381b101    $  0.2932        10,495
 Du Pont E I  De Nemours & Co                COM         263534109    $  9.6200       181,853
 Edwards Lifesciences Corporati              COM         28176E108    $  8.2716       113,730
 Enterprise Prods Partners LP                COM         293792107    $  0.3453         6,841
 EXELIS INC                                  COM         30162a108    $  2.5327       202,296
 Exxon Mobil Corp                             COM        30231G102    $  0.5435         6,267
 FEI Co                                      COM         30241L109    $  0.4936        10,050
 FMC Corp                                   COM NEW      302491303    $ 23.1197       218,399
 Federal Mogul Corp                          COM         313549404    $  0.3012        17,500
 First Majestic Silver Corp                  COM         32076v103    $  5.1114       308,286
 FirstEnergy Corp                             COM        337932107    $  1.4788        32,438
 Flowserve Corp                              COM         34354P105    $  8.1282        70,368
 Franklin Resources Inc                       COM        354613101    $  1.2521        10,095
 Freeport McMoran Copper & Gold              COM         35671D857    $ 12.4241       326,606
 Gabelli Divd & Income Tr                    COM         36242H104    $  0.2211        13,500
 General Cable Corp Del New                  COM         369300108    $  7.3046       251,191
 General Electric Co                          COM        369604103    $ 11.9199       593,914
 General Mills Inc                            COM        370334104    $  0.9154        23,205
 GENESIS ENERGY L P                     UNIT LTD PARTN   371927104    $  0.2121         6,900
 Genomic Health Inc                          COM         37244c101    $  3.6933       120,656
 Georesources Inc                            COM         372476101    $  3.3608       102,652
 Gibraltar Inds Inc                          COM         374689107    $  0.3519        23,225
 Goodrich Pete Corp                        COM NEW       382410405    $  0.2967        15,600
 Gran Tierra Energy Inc                      COM         38500t101    $  1.3856       220,292
 Honeywell Intl Inc                           COM        438516106    $ 13.7436       225,120
 HORACE MANN EDUCATORS CORP N                COM         440327104    $  0.1938        11,000
 IMMERSION CORP                              COM         452521107    $  0.2113        38,700
 INSTEEL INDUSTRIES INC                      COM         45774W108    $  0.2714        22,340
 INSULET CORP                                COM         45784p101    $  0.2928        15,300
 INTEL CORP                                  COM         458140100    $  0.2052         7,300
 International Business Machs                COM         459200101    $  0.7251         3,475
 Intl Paper Co                               COM         460146103    $  8.4164       239,784
 ION GEOPHYSICAL CORP                        COM         462044108    $  0.1529        23,700
 Ishares Inc                            MSCI AUSTRALIA   464286103    $  0.2414        10,268
 iShares Inc                             MSCI BRAZIL     464286400    $  0.2457         3,800
 Isis Pharmaceuticals Inc                    COM         464330109    $  0.2815        32,100
 JPMORGAN CHASE & CO                         COM         46625h100    $  0.2170         4,720
 Jacobs Engr Group Inc Del                   COM         469814107    $  4.3351        97,704
 Johnson & Johnson                            COM        478160104    $ 14.0034       212,301
 Kansas City Southern                       COM NEW      485170302    $  1.1187        15,605
 KRAFT FOODS INC                             CL A        50075N104    $  0.2121         5,581
 Laboratory Corp Amer Hldgs                COM NEW       50540R409    $  0.4344         4,745
 Lennar Corp                                 CL A        526057104    $  4.6139       169,753
 Lexicon Pharmaceuticals Inc                 COM         528872104    $  0.1099        59,100
 LIBERTY MEDIA CORPORATION              LIB CAP COM A    530322106    $  3.5969        40,804
 LOGMEIN INC                                 COM         54142l109    $  0.2255         6,400
 Lowe's Companies                             COM        548661107    $ 17.4811       557,078
 MDC PARTNERS INC                        CL A SUB VTG    552697104    $  0.2296        20,650
 MYR GROUP INC DEL                           COM         55405w104    $  0.2615        14,640
 Magellan Midstream Prtnrs LP           COM UNIT RP LP   559080106    $  0.4249         5,874
 MAKO SURGICAL CORP                          COM         560879108    $  0.2318         5,500
 Markel Corporation                           COM        570535104    $  0.5558         1,238
 Marsh & McLennan Cos                         COM        571748102    $  9.2974       283,543
 McDonald's Corp.                             COM        580135101    $  2.1808        22,230
 MCEWEN MNG INC                              COM         58039p107    $  0.2464        55,500
 Merck & Co Inc New                          COM         58933y105    $ 12.2665       319,441
 Metlife Inc                                 COM         59156R108    $ 14.6341       391,811
 MICROSOFT CORP                              COM         594918104    $  0.2385         7,394
 Monotype Imaging Holdings Inc               COM         61022p100    $  0.4679        31,400
 Monsanto Co New                             COM         61166W101    $  8.3535       104,733
 MOSAIC CO NEW                               COM         61945c103    $  6.2588       113,200
 NCI Building Sys Inc                      COM NEW       628852204    $  0.1649        14,330
 National Amern Univ Hldgs Inc               COM         63245q105    $  0.1890        30,000
 Nextera Energy Inc                          COM         65339f101    $  4.3932        71,925
 Norfolk Southern Corp                       COM         655844108    $  6.4855        98,519
 NOVADAQ TECHNOLOGIES INC                    COM         66987g102    $  0.4795        73,200
 Nymox Pharmaceutical Corp                   COM         67076p102    $  0.1769        22,000
 OCZ TECHNOLOGY GROUP INC                    COM         67086e303    $  0.1954        28,000
 Oasis Pete Inc New                          COM         674215108    $  0.2158         7,000
 Oilsands Quest Inc                          COM         678046103    $  0.0042        27,087
 PG&E Corp                                    COM        69331C108    $  2.0337        46,848
 PNC Finl Svcs Group Inc                     COM         693475105    $  8.3334       129,220
 Packaging Corp Amer                         COM         695156109    $  0.2151         7,270
 Pepsico Inc                                 COM         713448108    $  0.3827         5,768
 Petroleum Dev Corp                          COM         716578109    $  1.9337        52,136
 Pfizer Inc                                   COM        717081103    $ 13.2131       583,487
 Philip Morris Intl Inc                      COM         718172109    $ 17.3190       195,452
 Pinnacle West Capital Corp                  COM         723484101    $  0.9925        20,721
 Plum Creek Timber Co Inc                    COM         729251108    $  7.4565       179,416
 Points Intl Ltd                           COM NEW       730843208    $  0.1381        13,100
 Potash Corp Sask Inc                        COM         73755L107    $  4.9999       109,431
 Power Integrations Inc                      COM         739276103    $  5.3690       144,640
 Powersecure Intl Inc                        COM         73936n105    $  0.2259        37,270
 PRETIUM RES INC                             COM         74139c102    $  7.8770       551,222
 Price T Rowe Group Inc                      COM         74144T108    $ 19.9486       305,492
 Princeton Review Inc                        COM         742352107    $  0.0019        30,000
 Procera Networks Inc                      COM NEW       74269u203    $  0.4763        21,300
 Procter & Gamble                             COM        742718109    $ 13.8412       205,940
 PROLOR BIOTECH INC                          COM         74344f106    $  0.1239        21,000
 Prudential Financial Inc.                    COM        744320102    $ 12.5333       197,717
 QEP Res Inc                                 COM         74733v100    $  1.1082        36,335
 Qualcomm Inc                                COM         747525103    $  8.6431       126,992
 Rayonier Inc                                COM         754907103    $  0.5478        12,425
 REALD INC                                   COM         75604l105    $  0.2619        19,400
 REGIS CORP MINN                             COM         758932107    $  0.3004        16,300
 ROCHESTER MED CORP                          COM         771497104    $  0.2060        21,000
 Rovi Corp                                   COM         779376102    $  3.4204       105,082
 Royal Dutch Shell Plc                   SPONS ADR A     780259206    $  3.4037        48,534
 Stec Inc                                    COM         784774101    $  0.0963        10,200
 Sandridge Energy Inc                        COM         80007P307    $  2.8313       361,601
 SEALED AIR CORP NEW                         COM         81211K100    $  5.7612       298,353
 SENOMYX INC                                 COM         81724Q107    $  0.0589        21,500
 SOURCEFIRE INC                              COM         83616t108    $  0.4620         9,600
 Southwestern Energy Co                      COM         845467109    $  8.5272       278,668
 Sprott Physical Gold Trust                  UNIT        85207h104    $  0.8615        59,663
 Starwood Ppty Tr Inc                        COM         85571b105    $  0.4414        21,000
 Stryker Corp                                COM         863667101    $  5.3153        95,805
 Synaptics Inc                               COM         87157d109    $  0.5823        15,950
 Texas Pac LD TR                       SUB CTF PROP I T  882610108    $  0.3536         7,500
 Thompson Creek Metals Co Inc                COM         884768102    $  0.4824        71,358
 3M Co.                                       COM        88579Y101    $  8.5745        96,116
 TITAN INTL INC ILL                          COM         88830m102    $  0.3419        14,455
 Tortoise North Amrn Enrgy Co                COM         89147T103    $  0.4402        17,163
 TRIMBLE NAVIGATION LTD                      COM         896239100    $  6.4824       119,118
 Twin Disc Inc                               COM         901476101    $  0.3577        13,710
 Ultra Petroleum Corp                        COM         903914109    $  4.1496       183,366
 Unilever N V                             NY SHS NEW     904784709    $  0.3353         9,852
 United Parcel Service Inc                   CL B        911312106    $  0.2413         2,989
 United Technologies                         COM         913017109    $ 11.3970       137,412
 UnitedHealth Group Inc                      COM         91324P102    $  5.2900        89,752
 Universal Display Corp                      COM         91347P105    $  0.2904         7,950
 Valmont Inds Inc                            COM         920253101    $ 13.4582       114,626
 Varian Medical Systems, Inc.                 COM        92220P105    $  0.6041         8,760
 VISTEON CORP                              COM NEW       92839u206    $  0.3143         5,930
 Vitran Corp Inc                             COM         92850E107    $  0.3567        44,700
 Waddell & Reed Financial - A                CL A        930059100    $  1.2405        38,274
 Wells Fargo & Co.                            COM        949746101    $  0.2258         6,614
 Weyerhaeuser Co                             COM         962166104    $ 19.7748       902,134
 Williams Cos Inc.                            COM        969457100    $ 15.0459       488,344
 Windstream Corp                             COM         97381W104    $  0.1439        12,294
 WPX ENERGY INC                              COM         98212b103    $  2.9319       162,792
 XYLEM INC                                   COM         98419m100    $  6.5465       235,909
 Yamana Gold Inc                             COM         98462y100    $  8.6174       551,693
 Zix Corp                                    COM         98974P100    $  0.1045        35,900
 Invesco Ltd                                 SHS         G491BT108    $ 17.0953       640,994
 Ace Ltd                                     SHS         H0023R105    $ 21.1281       288,635
 Foster Wheeler Ag                           COM         H27178104    $  7.5838       333,209
 Tyco International Ltd                      SHS         H89128104    $ 13.9715       248,692

                                                                      $710.6613    19,769,933